20. SHARE BASED PAYMENT (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Payment Details Abstract
Weighted average exercise price	R$ 60.96	R$ 63.05
Weighted average remaining vesting	37 months	35 months
Amount recognized expenses	R$ 6,861	R$ 470
Capital reserve	192,845	115,354
Weighted average fair value of the outstanding options	R$ 10	R$ 10